Schedule of amounts due to related parties (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Xingwei Xue [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	$ 754,545	$ 456,161
Mingfeng Shi [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	468,174	457,229
Lili Zhang [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	44,286	43,223
Xinrong Yang [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	214,227	209,083
Beijing Genesis [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	73,642	71,874
Xingkang Xiao [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	81,024	79,078
Tong Xue [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	51,549	50,312
Weiping Yi [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	23,247	22,689
Pan Yan [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	23,247	22,689
Bo Wang [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	22,007	21,478
Lianping Jin [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	291,783	284,777
Xiaoyu Li [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	56,798	55,433
ELITE RAINBOW LIMITED [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	1,143,666	838,020
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to related parties	$ 3,248,195	$ 2,612,046